UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: President and Chief Compliance Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  April 24, 2009
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:43 Data Records

Form 13F Information Table Value Total:$133,914
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Aflac Inc
Common
009735852
$3,377
174,450
SH

SOLE
NONE
174,450
0
0
Aflac Inc
Common
009735852
$1,031
53,240
SH

DEFINED

0
53,240
0
Allstate Corp
Common
009724478
$155
8,070
SH

DEFINED

0
8,070
0
American Express
Common
009988572
$2,563
188,065
SH

SOLE
NONE
188,065
0
0
American Express
Common
009988572
$836
61,340
SH

DEFINED

0
61,340
0
Boston Scientific Corporation
Common
009775641
$3,890
489,290
SH

SOLE
NONE
489,290
0
0
Boston Scientific Corporation
Common
009775641
$1,255
157,905
SH

DEFINED

0
157,905
0
Bunge Limited
Common
013317810
$7,777
137,279
SH

SOLE
NONE
137,279
0
0
Bunge Limited
Common
013317810
$2,304
40,675
SH

DEFINED

0
40,675
0
Clarcor Inc
Common
019217981
$5,041
200,123
SH

SOLE
NONE
200,123
0
0
Clarcor Inc
Common
019217981
$1,571
62,365
SH

DEFINED

0
62,365
0
Covidien Ltd.
Common
030852800
$158
4,750
SH

DEFINED

0
4,750
0
Danaher Corp
Common
009962131
$6,754
124,565
SH

SOLE
NONE
124,565
0
0
Danaher Corp
Common
009962131
$2,041
37,645
SH

DEFINED

0
37,645
0
Dover Corp
Common
009974121
$3,840
145,565
SH

SOLE
NONE
145,565
0
0
Dover Corp
Common
009974121
$1,294
49,050
SH

DEFINED

0
49,050
0
Fedex Corporation
Common
010731569
$3,065
68,895
SH

SOLE
NONE
68,895
0
0
Fedex Corporation
Common
010731569
$1,176
26,427
SH

DEFINED

0
26,427
0
Fiserv Inc
Common
010808065
$5,411
148,415
SH

SOLE
NONE
148,415
0
0
Fiserv Inc
Common
010808065
$1,691
46,370
SH

DEFINED

0
46,370
0
Honeywell International Inc
Common
010534801
$4,880
175,175
SH

SOLE
NONE
175,175
0
0
Honeywell International Inc
Common
010534801
$1,481
53,165
SH

DEFINED

0
53,165
0
Insituform Technologies A
Common
010065810
$5,169
330,525
SH

SOLE
NONE
330,525
0
0
Insituform Technologies A
Common
010065810
$1,583
101,245
SH

DEFINED

0
101,245
0
JP Morgan Chase & Co.
Common
012271654
$4,079
153,460
SH

SOLE
NONE
153,460
0
0
JP Morgan Chase & Co.
Common
012271654
$1,292
48,605
SH

DEFINED

0
48,605
0
J.M. Smucker Co
Common
014882707
$9
250
SH

DEFINED

0
250
0
Johnson & Johnson
Common
009722513
$7,171
136,325
SH

SOLE
NONE
136,325
0
0
Johnson & Johnson
Common
009722513
$2,258
42,935
SH

DEFINED

0
42,935
0
MEMC Electronic Materials
Common
009708073
$4,630
280,800
SH

SOLE
NONE
280,800
0
0
MEMC Electronic Materials
Common
009708073
$1,421
86,185
SH

DEFINED

0
86,185
0
PerkinElmer Inc
Common
010702658
$3,770
295,185
SH

SOLE
NONE
295,185
0
0
PerkinElmer Inc
Common
010702658
$1,158
90,705
SH

DEFINED

0
90,705
0
Praxair Inc.
Common
009967419
$5,951
88,438
SH

SOLE
NONE
88,438
0
0
Praxair Inc.
Common
009967419
$1,918
28,502
SH

DEFINED

0
28,502
0
Resmed
Common
011540066
$6,059
171,445
SH

SOLE
NONE
171,445
0
0
Resmed
Common
011540066
$1,810
51,225
SH

DEFINED

0
51,225
0
Thermo Fisher Scientific
Common
009729917
$7,272
203,855
SH

SOLE
NONE
203,855
0
0
Thermo Fisher Scientific
Common
009729917
$1,836
51,460
SH

DEFINED

0
51,460
0
TJX Companies
Common
009961968
$7,133
278,215
SH

SOLE
NONE
278,215
0
0
TJX Companies
Common
009961968
$2,237
87,250
SH

DEFINED

0
87,250
0
Wabtec Corp
Common
011540104
$4,236
160,580
SH

SOLE
NONE
160,580
0
0
Wabtec Corp
Common
011540104
$1,329
50,380
SH

DEFINED

0
50,380
0
S REPORT SUMMARY
43 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED